SUPPLEMENT TO THE PROSPECTUSES AND
STATEMENT OF ADDITIONAL INFORMATION
OF
ALLSPRING U.S. EQUITY FUNDS
For the Allspring Discovery Small Cap Growth Fund (the “Fund”)

Effective immediately, Robert Gruendyke, CFA and David Nazaret, CFA are each added as a portfolio manager to the Fund.

Prospectus. Effective immediately, in the section entitled “Fund Summary – Fund Management” for the Fund, the Fund Management table is replaced with the following:

Manager	Sub-Adviser	Portfolio Manager, Title/Managed Since
Allspring Funds Management, LLC	Allspring Global Investments, LLC	Robert Gruendyke, CFA, Portfolio Manager / 2024 David Nazaret, CFA, Portfolio Manager / 2024 Michael T. Smith, CFA, Portfolio Manager / 2018 Christopher J. Warner, CFA, Portfolio Manager / 2018

Effective immediately, in the section entitled “Management of the Funds - The Sub-Adviser and Portfolio Managers”, the table is amended to include the following:

Robert Gruendyke, CFA Discovery Small Cap Growth Fund	Mr. Gruendyke joined Allspring Investments or one of its predecessor firms in 2008, where he currently serves as a portfolio manager for the Dynamic Growth Equity team.
David Nazaret, CFA Discovery Small Cap Growth Fund	Mr. Nazaret joined Allspring Investments or one of its predecessor firms in 2007, where he currently serves as a portfolio manager for the Dynamic Growth Equity team.

Statement of Additional Information. Effective immediately, in the section entitled “Manager and Other Service Providers - Portfolio Managers”, the Management of Other Accounts and Beneficial Ownership tables are amended to add the following information:

Fund	Sub-Adviser	Portfolio Managers
Discovery Small Cap Growth Fund	Allspring Investments	Robert Gruendyke, CFA David Nazaret, CFA Michael T. Smith, CFA Christopher J. Warner, CFA

Robert Gruendyke, CFA[1]	Registered Investment Companies
	Number of Accounts	8
	Total Assets Managed	$6.97B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	5
	Total Assets Managed	$1.10B
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	34
	Total Assets Managed	$777.17M

Number of Accounts Subject to Performance Fee	0
Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Gruendyke became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of March 31, 2023, at which time Mr. Gruendyke was not a portfolio manager of the Fund.

David Nazaret, CFA[1]	Registered Investment Companies
	Number of Accounts	3
	Total Assets Managed	$923.96M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Pooled Investment Vehicles
	Number of Accounts	1
	Total Assets Managed	$320.20M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
	Other Accounts
	Number of Accounts	2
	Total Assets Managed	$34.29M
	Number of Accounts Subject to Performance Fee	0
	Assets of Accounts Subject to Performance Fee	$0
1.	Mr. Nazaret became a portfolio manager of the Fund on June 3, 2024. The information presented in this table is as of March 31, 2023, at which time Mr. Nazaret was not portfolio manager of the Fund.

Portfolio Manager	Fund	Beneficial Ownership[1]
Robert Gruendyke, CFA[2]	Discovery Small Cap Growth Fund	$0
David Nazaret, CFA[3]	Discovery Small Cap Growth Fund	$0
1.	Amounts included in the table above may include notional investments held by the portfolio manager through a deferred compensation vehicle.
2.	Mr. Gruendyke became a portfolio manager of the Fund on May 31, 2024. The information presented in this table is as of March 31, 2023, at which time Mr. Gruendyke was not a portfolio manager of the Fund.
3.	Mr. Nazaret became a portfolio manager of the Fund on June 3, 2024. The information presented in this table is as of March 31, 2023, at which time Mr. Nazaret was not portfolio manager of the Fund.

May 31, 2024	SUP4308 05-24